SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	3 - 12
Office furniture and equipment	3 - 17
Vehicles	3 - 7

Schedule of Intangible Assets Estimated Useful Life
Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1
Backlog	1.0

Schedule of Accumulated Other Comprehensive Income, Net
	Year ended December 31, 2015
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(614)	$(806)	$(1,420)
Other comprehensive loss before reclassifications	(3,022)	(124)	(3,146)
Amounts reclassified from accumulated other comprehensive loss	-	839	839

Net current-period other comprehensive loss	(3,022)	715	(2,307)

Ending balance	$(3,636)	$(91)	$(3,727)

	Year ended December 31, 2014
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$1,591	$-	$1,591
Other comprehensive loss before reclassifications	(2,205)	(1,791)	(3,996)
Amounts reclassified from accumulated other comprehensive loss	-	985	985

Net current-period other comprehensive loss	(2,205)	(806)	(3,011)

Ending balance	$(614)	$(806)	$(1,420)